5. Land (Details Narrative) - USD ($)	6 Months Ended
	Jul. 11, 2014	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Land		$ 603,000	$ 603,000	$ 603,000
Edge View Properties [Member]
Stock issued for acquisition, shares	241,199